Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Cash Provided By (Used In)
Net loss for the period	$ (2,667,798)	$ (4,974,834)	$ (2,924,236)
Items not affecting cash:
Stock based compensation	0	1,144,342	479,107
Amortization expense	286,745	143,783	41,201
Foreign exchange (gain) loss	(71,262)	0	0
Interest accretion	18,877	14,760	20,449
Impairment of development assets	0	0	3,576
Impairment of demo equipment	236,677	0	0
Gain on debt forgiveness	(234,303)	(0)	0
Impairment of intangible asset	330,650	0	0
Shares issued for services	17,189	307,734	125,000
Changes in non-cash working capital:
Sales tax receivable	47,154	(51,583)	2,993
Accounts receivable	4,978	(9,062)	(1,334)
Inventories	8,911	8,609	(19,695)
Prepaid expenses	147,374	(140,868)	77,590
Deferred revenue	124,918	0	0
Due from related parties	0	2,500	(22,570)
Due to related parties	652,944	(8,894)	36,320
Accounts payable and accrued liabilities	682,923	122,411	67,084
Net cash used in operating activities	(414,023)	(3,441,102)	(2,114,515)
Investing Activities
Purchase of equipment	0	(204,305)	(57,518)
Development expenses on Intangible assets	0	0	(3,576)
Acquisition of business	0	(369,038)	0
Net cash provided by (used in) investing activities	(0)	(573,343)	(61,094)
Financing Activities
Common shares issued for cash, options and warrants exercised, net of share issuance costs	0	4,417,047	1,635,564
Lease payments	(34,701)	(48,175)	(48,473)
Loan payable	105,000	(42,430)	0
Net cash provided by financing activities	70,299	4,326,442	1,587,091
Increase (decrease) in cash	(343,724)	311,997	(588,518)
Effect of foreign exchange rate changes on cash	(18,195)	38,336	30,112
Cash, beginning of the period	375,046	24,713	583,119
Cash, end of the period	$ 13,127	$ 375,046	$ 24,713